ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2012
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Schedule of assets held for sale and liabilities related to assets held for sale

	December 31, 2011	December 31, 2012	December 31, 2012
	RUR	RUR	$
Assets held for sale
Cash and cash equivalents	392	1,164	38.3
Term deposits	490	150	4.9
Funds receivable, net	168	190	6.3
Goodwill	378	378	12.4
Other	120	142	4.7

Total assets held for sale	1,548	2,024	66.6

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,174	1,596	52.5
Other	22	23	0.8

Total liabilities related to assets held for sale	1,196	1,619	53.3